SHARE CAPITAL (Details) - EUR (€) € in Thousands			12 Months Ended
	Jan. 18, 2021	Jan. 13, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning Balance			€ 66,195	€ 39,897
Exercise of warrants				10,085
Exercise of broker warrants				732
Shares issued on completion of private placement (in shares)		247,934
Shares issued upon completion of Oryx earn-out (in shares)	4,700,000
Shares to be issued upon completion of Oryx earn-out	€ 22,000
Issuance of share capital upon exercise of stock options			€ 14	636
Shares issued upon settlement of deferred consideration (in shares)			761,754
Shares issued upon settlement of deferred consideration			€ 6,764
Ending Balance			€ 69,534	€ 66,195
Share Capital
Disclosure of classes of share capital [line items]
Beginning Balance (in shares)			19,956,034	13,111,248
Beginning Balance			€ 100,285	€ 62,304
Exercise of warrants (in shares)				1,554,082
Exercise of warrants				€ 11,916
Exercise of broker warrants (in shares)				160,548
Exercise of broker warrants				€ 897
Shares issued on completion of private placement (in shares)				247,934
Shares issued on completion of private placement				€ 1,918
Shares issued upon completion of Oryx earn-out (in shares)				4,700,000
Shares to be issued upon completion of Oryx earn-out				€ 22,000
Issuance of share capital upon exercise of RSUs (in shares)				50,000
Issuance of share capital upon exercise of RSUs				€ 267
Issuance of share capital upon exercise of stock options (in shares)				132,220
Issuance of share capital upon exercise of stock options				€ 983
Rounding of fractional shares after consolidation (in shares)				2
Issuance of share capital upon exercise of FSOs (in shares)			8,000
Issuance of share capital upon exercise of FSOs			€ 20
Issuance of share capital upon exercise of DSUs (in shares)			97,045
Issuance of share capital upon exercise of DSUs			€ 1,407
Shares issued upon completion of Spin acquisition (in shares)			285,135
Shares issued upon completion of Spin acquisition			€ 1,426
Shares issued upon settlement of deferred consideration (in shares)			761,754
Shares issued upon settlement of deferred consideration			€ 6,764
Ending Balance (in shares)			21,107,968	19,956,034
Ending Balance			€ 109,902	€ 100,285